Fair Value Measurement - Additional Information (Detail)	Dec. 31, 2021 $ / shares
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Class of warrants, exercise price per share	$ 1.38
Public Warrants [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Class of warrants, exercise price per share	$ 6.49